Subsequent Events - Additional Information (Details)	Oct. 25, 2021 shares
Subsequent Event | Decarbonization Plus Acquisition Corporation Iii | Class A Common Stock
Subsequent Event [Line Items]
Converted shares from Class B to Class A common stock	8,710,000